Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill	$ 1,599,718	$ 1,599,718	$ 1,599,718
Estimates terminal growth, period	5 years
Description of budgeted EBITDA growth rate	Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.
Jafra Mexico [Member]
Goodwill [Line Items]
Goodwill	$ 1,102,106
Indefinite-lived intangible assets	1,250,132
Jafra México Holdings B.V. [Member]
Goodwill [Line Items]
Goodwill	1,250,132
Betterware and Programa Lazos, S.A. de C.V. [Member]
Goodwill [Line Items]
Indefinite-lived intangible assets	$ 849,106
Terminal growth rate, percentage	1.00%